SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

The Company evaluated the subsequent events through the date of this report, and determined the following subsequent events that need to be disclosed:

On April 4, 2024, the Company, as the issuer, and Irace Technology, as the purchaser, entered into a share sale agreement, with the four then shareholders of Rainbow Worldwide Co., Ltd (collectively, the “Rainbow Worldwide Shareholders”), as the sellers, with respect to Rainbow Worldwide Co., Ltd, a company incorporated in Samoa (“Rainbow Worldwide”). Irace Technology acquired 100,000 shares of Rainbow Worldwide, representing 100% of the issued and paid-up share capital in Rainbow Worldwide. In consideration, on April 19, 2024, the Company issued to the Rainbow Worldwide Shareholders, an aggregate of 18,000,000 ordinary shares of the Company. The 18,000,000 ordinary shares were issued on April 19, 2024 with a fair value of $3,438,000 at the share price of $0.191 per share.

On April 5, 2024, the Company entered a loan agreement with a third-party company for $150,920, with an annual interest of 4.5%, the loan was required to be repaid on April 4, 2029.

On April 25, 2024, the Company entered a loan agreement with a third-party company for $100,000, with an annual interest of 4.5%, the loan was required to be repaid on April 24, 2029.

On May 3, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Bella Bambina Limited (“Bella Bambina”), as the seller, with respect to certain shopping rebate and loyalty software and related assets (the “Loyalty Engine Software”). Irace Technology acquired all of the rights, title, and interests in the Loyalty Engine Software. In consideration, on May 21, 2024, the Company issued to the four shareholders of Bella Bambina an aggregate of 21,500,000 ordinary shares (per share price of US$0.20) with a fair value of $4,192,500 at the share price of $0.195 per share.

On May 27, 2024, the Company entered a loan agreement with a third-party company for $142,915 (MYR 670,000), with no interest, the loan was required to be repaid on May 26, 2027.

On May 27, 2024, the Company entered a loan agreement with a third -party company for $63,992 (MYR 300,000), with no interest, the loan was required to be repaid on May 26, 2027.

On May 28, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Raetia Holdings Limited (“Raetia Holdings”), as the seller, with respect to certain virtual reality software and related assets (the “Virtual Reality Software”). Irace Technology acquired from Raetia Holdings all of the rights, title, and interests in the Virtual Reality Software. In consideration, on June 13, 2024, the Company issued to the four shareholders of Raetia Holdings an aggregate of 25,000,000 ordinary shares (per share price of US$0.20) with a fair value of $4,375,000 at the share price of $0.175 per share.

On June 1, 2024, the Company entered a loan agreement with a third-party company for $13,773 (MYR 64,800), with no interest, the loan was required to be repaid on November 30, 2024.

On June 1, 2024, the Company entered a loan agreement with a third-party company for $13,773 (MYR 64,800), with no interest, the loan was required to be repaid on November 30, 2024.

On June 1, 2024, the Company entered a loan agreement with a third-party company for $19,150 (MYR 90,100), with no interest, the loan was required to be repaid on November 30, 2024.

On June 11, 2024, the Company entered a loan agreement with a third-party company for $95,135, with an annual interest of 4.5%, the loan was required to be repaid on June 10, 2029.

On June 14, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Bardi Equity Limited (“Bardi Equity”), as the seller, with respect to certain virtual space rebates mall module software and related assets (the “Virtual Space Software”). Irace Technology agreed to acquire from Bardi Equity all of the rights, title, and interests in the Virtual Space Software for consideration of an aggregate of 29,000,000 ordinary shares (per share price of US$0.20) of the Company with an aggregate value of US$5,800,000. The consideration shares will be issued to the four shareholders of Bardi Equity on a closing date as may be agreed upon among the Company, Irace Technology, and Bardi Equity, subject to the satisfaction certain obligations under the software purchase agreement.

At the 2024 annual general meeting of shareholders of the Company held on June 27, 2024, at 8:30 a.m., Eastern Time, the shareholders of the Company approved and adopted, among other resolutions, (1) as an ordinary resolution, to authorize, establish, and designate two new classes of ordinary shares of the Company, being Class A Ordinary Shares and Class B Ordinary Shares; and (2) as an ordinary resolution, to redesignate: (i) the 12,800,000 authorized and issued ordinary shares held by Nevis International B & T Sdn Bhd (the “Nevis Shares”) as Class B Ordinary Shares; (ii) 161,704,984 of the authorized and issued ordinarysShares, not including the Nevis Shares, as Class A Ordinary Shares; and (iii) 708,495,016 of the authorized but unissued ordinary shares as Class A Ordinary Shares. Pursuant to the resolutions, (i) holders of Class A Ordinary Shares and Class B Ordinary Shares will have the same rights except for voting and conversion rights; (ii) in respect of all matters subject to vote at general meetings of the Company, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 100 votes per one Class B Ordinary Share; (iii) the Class A Ordinary Shares will not be convertible into shares of any other class; and (iv) the Class B Ordinary Shares will be convertible into Class A Ordinary Shares at any time after issuance at the option of the holder, and each one Class B Ordinary Share will be convertible into 10 Class A Ordinary Shares.